FOREIGN EXCHANGE GAIN RECLASSIFIED ON LIQUIDATION OF SUBSIDIARY (Tables)	12 Months Ended
Jun. 30, 2018
FOREIGN EXCHANGE GAIN RECLASSIFIED ON LIQUIDATION OF SUBSIDIARY
Schedule of foreign exchange gain reclassified on liquidation of subsidiary
Reclassification of net foreign exchange gains previously recognised in other comprehensive income, reclassified to profit or loss	527,049

Total gain on liquidation of subsidiary	527,049